UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American High-Income Trust

[photo of office buildings]

Semi-annual report for the six months ended March 31, 2009

American High-Income TrustSM seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–25.70%	–1.89%	2.31%

The total annual fund operating expense ratio was 0.77% for Class A shares for the 12 months ended March 31, 2009. This figure does not reflect the fee waiver described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States may be subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

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Fellow shareholders:

At the time of our last report six months ago, troubles in the financial markets had triggered a global liquidity crisis, straining corporate balance sheets and fueling concerns that some highly leveraged companies would not be able to meet their debt obligations.

Those concerns accelerated in the first half of the six-month period, causing equity and bond markets throughout the world to plummet. As a result, the high-yield bond market recorded its two worst months of returns on record during October and November. In December, the markets partially bounced back but remained volatile throughout the second half of the period.

In this exceptionally challenging environment, American High-Income Trust reported a total return of –17.2% for the six-month period ending March 31, 2009, assuming the reinvestment of monthly dividends totaling 47 cents a share. Shareholders who reinvested dividends received an income return of 4.8%. The fund’s negative total return is the result of a decline in the share price, from $10.01 to $7.81, which offset the income return. While unprecedented market conditions contributed to these poor returns, let there be no doubt we are deeply disappointed with the fund’s results.

[Begin Sidebar]
Results at a glance

For periods ended March 31, 2009, with all distributions reinvested

	Total returns		Average annual total returns

	6 months	1 year	5 years	10 years	Lifetime
					(since 2/19/88)
American High-Income Trust
(Class A shares)	–17.2%	–22.8%	–1.1%	2.7%	6.8%

Lipper High Current Yield
Bond Funds Index*	–17.9	–23.7	–1.6	0.5	5.1

Credit Suisse High Yield Index†	–14.1	–19.6	0.0	3.3	7.0

Citigroup Broad Investment-Grade
(BIG) Bond Index†	5.9	4.5	4.6	5.9	7.3

*The Lipper index does not reflect the effect of sales charges.
† The market indexes are unmanaged and do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

By comparison, the Lipper High Current Yield Bond Funds Index, a benchmark of similar funds, posted a –17.9% total return, and the Credit Suisse High Yield Index, which attempts to mirror the high-yield debt markets, reported a –14.1% return. The latter index is unmanaged and includes no expenses.

Shareholders who elected to take their dividends in cash saw the value of their holdings decline by 22.0% and received an income return of 4.7%.

The six months in review

In the wake of massive credit losses, the U.S. government gave the Treasury authority to provide billions of dollars to shore up the financial industry. In addition, the Federal Reserve aggressively lowered interest rates in an attempt to stabilize and restore liquidity to the financial system. Central banks around the world took similar actions to unlock credit markets and, perhaps more importantly, to restore investor confidence.

The increased liquidity resulting from these actions has made it more likely that companies with manageable debt levels will be able to access the financing they need in order to survive. Yet, problems linger. Solvency issues are still a concern, credit fundamentals continue to deteriorate, unemployment is rising, corporate profits are lower, and the economy remains weak. In this environment, many highly leveraged companies will likely default.

The pricing of many high-yield bonds already reflects the prospect of increased defaults. In fact, many companies, including some in our portfolio, are being priced as if they already defaulted or are about to default — even though we believe many will not. Because bond prices are low, we are choosing to continue holding some of these companies in our portfolio, either because we do not believe they will ultimately default or because we believe holding them through restructuring should bring returns that would be more attractive than selling them or investing in other opportunities.

Markets often overreact during periods of distress. Over time, however, markets usually bounce back, and high-yield bonds with solid fundamentals often bring great value when they do. A natural part of our research process is to analyze what would happen to various creditors in the capital structure if a company were to default. This analysis gives us the confidence to hold on to the bonds we consider undervalued and to not sell at the bottom of the market.

It’s important to remember that fresh opportunities for long-term appreciation frequently emerge from distressed situations. The fund’s investment professionals, who have experienced difficult market cycles before, remain focused on finding those companies with good managements and solid business plans and that appear to be well-equipped to weather slowdowns and thrive as markets recover. Fundamental, in-depth research is an indispensable tool for identifying these companies.

Looking ahead

Without question, the past year has been one of the most difficult periods for American High-Income Trust and the high-yield bond market in general. Although there are positive signs emerging, such as the increase in liquidity and an uptick in demand for higher quality high-yield bonds, we believe that liquidity will remain a concern and that economic weakness will continue throughout the rest of the year and, quite possibly, longer.

While it is not possible to determine the length or extent of a market cycle, the fund’s investment professionals use their experience and research skills to identify bonds they think are worth buying and holding on to, even when the market may indicate otherwise. These professionals depend on their knowledge of the company, understanding of the capital structure and familiarity with the restructuring process when evaluating every investment. As the economy begins to recover, we believe that this focus on fundamental research will be a key factor in helping to discern issues and issuers most likely to survive the downturn and thrive in an emerging economy.

As always, but especially during these challenging times, we appreciate your continued support and long-term investment perspective.

Sincerely,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman

/s/ David C. Barclay

David C. Barclay
President

May 12, 2009

The fund’s 30-day yield for Class A shares as of April 30, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 12.08%. The fund’s distribution rate for Class A shares as of that date was 10.50%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

For current information about the fund, visit americanfunds.com.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009:

	1 year	5 years	Life of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–26.86%	–2.16%	1.75%
Not reflecting CDSC	–23.37	–1.88	1.75

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–24.09	–1.93	1.70
Not reflecting CDSC	–23.39	–1.93	1.70

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–22.79	–1.17	2.46

Class F-2 shares[2] — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–23.54	[3]

Class 529-A shares[4] — first sold 2/19/02
Reflecting 3.75% maximum sales charge	–25.72	–1.95	2.29
Not reflecting maximum sales charge	–22.80	–1.20	2.84

Class 529-B shares[1,4] — first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–26.93	–2.30	2.14
Not reflecting CDSC	–23.44	–2.02	2.14

Class 529-C shares[4] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–24.14	–2.01	1.98
Not reflecting CDSC	–23.44	–2.01	1.98

Class 529-E shares[2,4] — first sold 3/15/02	–23.03	–1.50	2.20

Class 529-F-1 shares[2,4] — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–22.65	–1.06	4.50

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, March 31, 2009

unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
U.S. corporate bonds & notes	54.8
Corporate bonds & notes of issuers outside the U.S.	9.1
Corporate loans	6.9
Bonds & notes of governments & government agencies outside the U.S.	3.1
Other	2.6
Common stocks & warrants	0.9
Convertible securities	1.0
Preferred securities	0.8
Short-term securities & other assets less liabilities	20.8
[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 76.48%	(000)	(000)	assets

Corporate bonds, notes & loans - 70.79%
Consumer discretionary - 16.40%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.:
8.00% 2012 (1)	$50,950	$46,874
8.375%-10.875% 2014 (1)	55,200	51,238
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	62,980	56,997
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	36,868
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	7,475	841
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	67
Charter Communications Operating, LLC, Term Loans, 3.18%-7.25% 2014 (2) (3) (4)	71,069	60,852	2.55%
Michaels Stores, Inc. 10.00% 2014	99,725	47,494	.48
NTL Cable PLC 8.75% 2014	43,400	41,230	.41
Univision Communications, Inc., First Lien Term Loan B, 2.768% 2014 (2) (3) (4)	78,170	40,990	.41
FCE Bank PLC 7.125% 2013	€14,050	12,675
Ford Capital BV 9.50% 2010	$4,000	2,200
Ford Motor Co. 6.50%-9.50% 2011-2031	12,200	3,849	.19
Other securities		1,230,864	12.36
		1,633,039	16.40

Telecommunication services - 11.46%
Qwest Capital Funding, Inc.:
7.25% 2011	88,150	84,624
7.00%-7.90% 2009-2021	27,510	26,676
Qwest Communications International Inc. 7.25% 2011	43,725	42,413
Qwest Corp. 8.875% 2012	3,600	3,573	1.58
Windstream Corp.:
8.125% 2013	89,875	88,976
7.00%-8.625% 2016-2019	17,800	17,322
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	30,532	1.37
Centennial Communications Corp.:
7.185% 2013 (2)	49,250	49,496
10.00% 2013	14,750	15,746
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	37,505	39,005
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014 (2)	24,175	25,021	1.30
Nextel Communications, Inc.:
Series F, 5.95% 2014	113,790	63,722
Series D, 7.375% 2015	74,753	39,993
Series E, 6.875% 2013	15,513	8,920
Sprint Nextel Corp. 1.632% 2010 (2)	5,120	4,740
Sprint Capital Corp. 6.375% 2009	2,980	2,980	1.21
MetroPCS Wireless, Inc.:
9.25% 2014	65,275	63,643
9.25% 2014 (1)	30,200	29,294
Term Loan B, 3.438% 2013 (2) (3) (4)	15,651	14,292	1.08
American Tower Corp.:
7.125% 2012	56,060	56,621
7.00%-7.50% 2012-2017	48,925	48,718	1.06
Cricket Communications, Inc. 9.375% 2014	69,105	66,168	.66
Other securities		318,384	3.20
		1,140,859	11.46

Industrials - 8.72%
Nielsen Finance LLC and Nielsen Finance Co.:
10.00% 2014	92,625	80,121
0%/12.50% 2016 (5)	117,250	49,245
11.625% 2014 (1)	10,750	9,836
Nielsen Finance LLC, Term Loan B, 2.533% 2013 (2) (3) (4)	47,150	36,993	1.77
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	52,677	49,648	.50
Other securities		642,212	6.45
		868,055	8.72

Health care - 8.65%
Tenet Healthcare Corp.:
9.875% 2014	158,660	124,548
6.875%-10.00% 2013-2031 (1)	77,775	62,082	1.87
HealthSouth Corp.:
8.323% 2014 (2)	57,305	49,569
10.75% 2016	76,190	75,047
Term Loan B, 3.05% 2013 (2) (3) (4)	12,764	11,303	1.36
VWR Funding, Inc. 10.25% 2015 (2) (6)	117,360	80,392	.81
HCA Inc., Term Loan B, 3.47% 2013 (2) (3) (4)	66,173	56,274	.56
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	66,255	53,335	.54
Bausch & Lomb Inc. 9.875% 2015 (1)	53,025	42,420	.43
Other securities		306,404	3.08
		861,374	8.65

Financials - 6.91%
Ford Motor Credit Co.:
4.01% 2012 (2)	105,860	66,824
7.25%-9.875% 2009-2016 (2)	69,920	54,126	1.21
Countrywide Home Loans, Inc. 4.125%-5.625% 2009	33,122	32,782
Countrywide Financial Corp. 4.50%-5.80% 2010-2012	25,546	22,456
MBNA Capital A, Series A, 8.278% 2026	7,500	3,221	.59
Other securities		508,196	5.11
		687,605	6.91

Utilities - 5.11%
Edison Mission Energy:
7.50% 2013	53,970	42,906
7.00%-7.75% 2016-2027	131,875	90,000
Midwest Generation, LLC, Series B, 8.56% 2016 (3)	48,812	45,273
Homer City Funding LLC 8.734% 2026 (3)	9,144	7,452	1.86
Intergen Power 9.00% 2017 (1)	74,950	68,204	.69
Other securities		254,423	2.56
		508,258	5.11

Information technology - 4.16%
Hughes Communications, Inc. 9.50% 2014	53,375	48,037	.48
First Data Corp., Term Loan B2, 3.272% 2014 (2) (3) (4)	65,920	44,671	.45
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014 (3) (4)	72,048	38,636	.39
SunGard Data Systems Inc. 9.125% 2013	43,675	38,216	.38
Other securities		244,756	2.46
		414,316	4.16

Consumer staples - 3.69%
Stater Bros. Holdings Inc.:
7.75% 2015	46,405	44,781
8.125% 2012	42,605	42,179	.87
Other securities		280,775	2.82
		367,735	3.69

Energy - 3.25%
Enterprise Products Operating LP 7.034% 2068 (2)	75,925	47,520	.48
Other securities		275,468	2.77
		322,988	3.25

Materials - 2.44%
Other securities		243,224	2.44

Total corporate bonds, notes & loans		7,047,453	70.79

Bonds & notes of governments & government agencies outside the U.S. - 3.08%
Brazilian Treasury Bill 6.00% 2010 (7) (8)	BRL 89,653	38,931	.39
Other securities		268,076	2.69
		307,007	3.08

Mortgage-backed obligations - 2.21%
Other securities		219,854	2.21

Other - 0.40%
U.S. Treasury 6.00% 2026	$21,000	27,694	.28
Other securities		11,686	.12
		39,380	.40

Total bonds, notes & other debt instruments (cost: $11,261,109,000)		7,613,694	76.48

	Principal amount	Value	Percent of net
Convertible securities - 0.95%	(000)	(000)	assets

Other - 0.95%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$61,000,000	50,782	.51%
Other securities		43,393	.44
		94,175	.95

Total convertible securities (cost: $113,426,000)		94,175	.95

	Shares		Percent
		Value	of net
Preferred securities - 0.79%		(000)	assets

Financials - 0.79%
Bank of America Corp., Series K, 8.00% noncumulative (2)	22,818,000	$9,148
BAC Capital Trust XIII 1.72% (2)	47,200,000	8,943
Bank of America Corp., Series M, 8.125% noncumulative (2)	17,190,000	7,071	.25%
Freddie Mac, Series Z, 8.375%	320,000	174	.00
Other securities		53,230	.54
		78,566	.79

Total preferred securities (cost: $189,495,000)		78,566	.79

	Shares		Percent
		Value	of net
Common stocks - 0.94%		(000)	assets

Other - 0.94%
American Tower Corp., Class A (9)	538,967	$16,401	0.16%
Ford Motor Co. (9)	1,877,140	4,937	.05
Sprint Nextel Corp., Series 1 (9)	777,508	2,775	.03
Other securities		70,001	.70
		94,114	.94

Total common stocks (cost: $214,501,000)		94,114	.94

	Shares		Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Other - 0.00%
Other securities		$-	.00%

Total warrants (cost: $571,000)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 18.58%	(000)	(000)	assets

U.S. Treasury Bills 0.16%-1.09% due 4/9-9/10/2009	$394,400	$394,198	3.96%
Federal Home Loan Bank 0.19%-2.35% due 4/3-7/13/2009	321,550	321,437	3.23
Freddie Mac 0.19%-0.50% due 4/27-6/29/2009	226,200	226,064	2.27
Bank of America Corp., FDIC insured, 0.40% due 4/24/2009	75,000	74,974
Enterprise Funding Co. LLC 0.41%-0.45% due 4/14-4/21/2009 (1)	70,196	70,165
Ranger Funding Co. LLC 0.40%-0.47% due 4/2-4/21/2009 (1)	76,500	76,489	2.23
General Electric Capital Corp., FDIC insured, 0.40%-0.50% due 4/29-6/24/2009	93,800	93,749
General Electric Capital Corp. 0.08% due 4/1/2009	25,500	25,500	1.20
Hewlett-Packard Co. 0.25%-0.42% due 4/2-5/5/2009 (1)	86,500	86,472	.87
Fannie Mae 0.30%-0.43% due 4/15-7/1/2009	85,000	84,959	.85
Procter & Gamble International Funding S.C.A. 0.35%-0.40% due 4/14-5/28/2009 (1)	62,000	61,972	.62
United Parcel Service Inc. 0.23%-0.32% due 6/1-6/12/2009 (1)	53,100	53,073	.53
Private Export Funding Corp. 0.47%-0.50% due 6/8-6/23/2009 (1)	50,000	49,932	.50
Coca-Cola Co. 0.35% due 5/6-5/7/2009 (1)	44,100	44,078	.44
NetJets Inc. 0.35% due 4/24/2009 (1)	41,500	41,476	.42
Other securities		144,835	1.46
		1,849,373	18.58

Total short-term securities (cost: $1,849,314,000)		1,849,373	18.58

Total investment securities (cost: $13,628,416,000)		9,729,922	97.74
Other assets less liabilities		225,412	2.26

Net assets		$9,955,334	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $15,645,000, which represented .16% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/09 (000)
American Media Operation 14.00% 2013 (1)	-	$43,374,424	-	$43,374,424	$1,290	$22,772
American Media Operation 9.00% 2013 (1) (6)	-	$3,177,505	-	$3,177,505	76	1,668
American Media Operations, Inc. (1) (8) (9)	-	823,270	-	823,270	-	8
ZiLOG, Inc. (9)	1,140,500	-	-	1,140,500	-	2,680
Clarent Hospital Corp. (8) (9)	576,849	-	-	576,849	-	29
					$1,366	$27,157

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,959,897,000, which represented 19.69% of the net assets of the fund.

(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $683,080,000, which represented 6.86% of the net assets of the fund.

(5) Step bond; coupon rate will increase at a later date.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Index-linked bond whose principal amount moves with a government retail price index.
(8) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $155,802,000, which represented 1.57% of the net assets of the fund.

(9) Security did not produce income during the last 12 months.

Key to abbreviation and symbol

BRL = Brazilian reais
€ = Euros

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,584,280)	$9,702,765
Affiliated issuers (cost: $44,136)	27,157	$9,729,922
Cash		1,657
Unrealized gain on forward currency contracts		277
Receivables for:
Sales of investments	37,180
Sales of fund's shares	45,124
Dividends and interest	236,331	318,635
		10,050,491
Liabilities:
Unrealized loss on forward currency contracts		367
Payables for:
Purchases of investments	59,313
Repurchases of fund's shares	18,615
Dividends on fund's shares	9,198
Investment advisory services	3,103
Services provided by affiliates	4,338
Trustees' deferred compensation	103
Other	120	94,790
Net assets at March 31, 2009		$9,955,334

Net assets consist of:
Capital paid in on shares of beneficial interest		$15,034,293
Undistributed net investment income		8,854
Accumulated net realized loss		(1,189,208)
Net unrealized depreciation		(3,898,605)
Net assets at March 31, 2009		$9,955,334

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (1,274,855 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share *
Class A	$6,919,771	886,128	$7.81
Class B	420,325	53,826	7.81
Class C	748,011	95,788	7.81
Class F-1	999,656	128,013	7.81
Class F-2	114,938	14,719	7.81
Class 529-A	110,234	14,116	7.81
Class 529-B	15,441	1,977	7.81
Class 529-C	43,252	5,539	7.81
Class 529-E	6,416	822	7.81
Class 529-F-1	4,841	620	7.81
Class R-1	10,617	1,360	7.81
Class R-2	110,556	14,158	7.81
Class R-3	172,721	22,118	7.81
Class R-4	107,580	13,776	7.81
Class R-5	170,975	21,895	7.81

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $8.11 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S.
taxes of $15; also includes
$1,366 from affiliates)	$551,977
Dividends	4,013	$555,990

Fees and expenses*:
Investment advisory services	18,676
Distribution services	16,483
Transfer agent services	5,832
Administrative services	2,471
Reports to shareholders	618
Registration statement and prospectus	380
Trustees' compensation	39
Auditing and legal	61
Custodian	108
State and local taxes	118
Other	454
Total fees and expenses before reimbursements/waivers	45,240
Less reimbursements/waivers of fees and expenses:
Investment advisory services	941
Administrative services	160
Total fees and expenses after reimbursements/waivers		44,139
Net investment income		511,851

Net realized loss and unrealized
depreciation on investments
and currency:
Net realized loss on:
Investments	(947,424)
Currency transactions	(1,905)	(949,329)
Net unrealized (depreciation) appreciation on:
Investments	(1,525,661)
Currency translations	472	(1,525,189)
Net realized loss and
unrealized depreciation on investments and currency		(2,474,518)
Net decrease in net assets resulting
from operations		$(1,962,667)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,	Year ended September 30,
	2009*	2008
Operations:
Net investment income	$511,851	$1,021,310
Net realized loss on investments
and currency transactions	(949,329)	(210,963)
Net unrealized depreciation on investments
and currency translations	(1,525,189)	(2,410,161)
Net decrease in net assets resulting from operations	(1,962,667)	(1,599,814)

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(545,866)	(1,018,627)
Distributions from net realized gain on investments	-	(25,932)
Total dividends and distributions paid or accrued to shareholders	(545,866)	(1,044,559)

Net capital share transactions	935,622	887,582

Total decrease in net assets	(1,572,911)	(1,756,791)

Net assets:
Beginning of period	11,528,245	13,285,036
End of period (including undistributed net investment income:
$8,854 and $42,869, respectively)	$9,955,334	$11,528,245

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                unaudited

1. Organization and significant accounting policies

Organization – American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

* Effective April 21, 2009, Classes B and 529-B will not be available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”).  Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payments of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2008, the fund had tax basis undistributed ordinary income of $73,349,000 and capital loss deferrals (realized during the period November 1, 2007, through September 30, 2008) of $227,578,000.

As of March 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$86,193
Gross unrealized depreciation on investment securities	(4,018,855)
Net unrealized depreciation on investment securities	(3,932,662)
Cost of investment securities	13,662,584

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2009			Year ended September 30, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$384,837	$-	$384,837	$730,206	$18,402	$748,608
Class B	23,439	-	23,439	49,409	1,431	50,840
Class C	38,736	-	38,736	72,541	2,038	74,579
Class F-1	56,325	-	56,325	102,194	2,457	104,651
Class F-2*	2,900	-	2,900	89	-	89
Class 529-A	5,930	-	5,930	10,246	252	10,498
Class 529-B	816	-	816	1,467	41	1,508
Class 529-C	2,220	-	2,220	3,831	106	3,937
Class 529-E	330	-	330	559	14	573
Class 529-F-1	270	-	270	475	11	486
Class R-1	534	-	534	919	25	944
Class R-2	5,809	-	5,809	10,006	274	10,280
Class R-3	9,072	-	9,072	15,162	381	15,543
Class R-4	6,060	-	6,060	10,337	246	10,583
Class R-5	8,588	-	8,588	11,186	254	11,440
Total	$545,866	$-	$545,866	$1,018,627	$25,932	$1,044,559

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.135% on such assets in excess of $15 billion.  The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50 million. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended March 31, 2009, total investment advisory services fees waived by CRMC were $941,000. As a result, the fee shown on the accompanying financial statements of $18,676,000, which was equivalent to an annualized rate of 0.397%, was reduced to $17,735,000, or 0.377% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2009, the total administrative services fees paid by CRMC were $160,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$8,233	$5,474	Not applicable	Not applicable	Not applicable
Class B	2,136	358	Not applicable	Not applicable	Not applicable
Class C	3,536	Included in administrative services	$531	$110	Not applicable
Class F-1	1,200		726	116	Not applicable
Class F-2	Not applicable		30	4	Not applicable
Class 529-A	110		55	12	$51
Class 529-B	75		8	4	8
Class 529-C	203		22	8	20
Class 529-E	14		3	1	3
Class 529-F-1	-		3	1	2
Class R-1	49		5	7	Not applicable
Class R-2	396		79	301	Not applicable
Class R-3	402		120	78	Not applicable
Class R-4	129		76	11	Not applicable
Class R-5	Not applicable		71	5	Not applicable
Total	$16,483	$5,832	$1,729	$658	$84

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $39,000, shown on the accompanying financial statements, includes $92,000 in current fees (either paid in cash or deferred) and a net decrease of $53,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities	Forward currency contracts
Level 1 – Quoted prices	$100,545
Level 2 – Other significant observable inputs	9,608,442	$(90	) (*)
Level 3 – Significant unobservable inputs	20,935
Total	$9,729,922

  * Forward currency contracts are not included in the summary investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended March 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 10/1/2008	$67,983
Net purchases	8,726
Net unrealized depreciation (†)	(40,752)
Net transfers out of Level 3	(15,022)
Ending value at 3/31/2009	$20,935

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2009 (†)	$(6,002)

† Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2009
Class A	$1,528,699	192,406	$321,087	41,155	$(1,246,686)	(154,034)	$603,100	79,527
Class B	56,205	7,078	18,272	2,343	(91,164)	(11,254)	(16,687)	(1,833)
Class C	170,860	21,539	29,631	3,800	(150,004)	(18,451)	50,487	6,888
Class F-1	411,984	51,892	45,703	5,858	(401,595)	(50,004)	56,092	7,746
Class F-2	113,989	14,442	2,121	272	(10,849)	(1,351)	105,261	13,363
Class 529-A	21,254	2,675	5,898	756	(10,564)	(1,308)	16,588	2,123
Class 529-B	1,867	235	811	104	(1,532)	(192)	1,146	147
Class 529-C	8,333	1,046	2,205	283	(5,812)	(721)	4,726	608
Class 529-E	1,445	182	328	42	(612)	(76)	1,161	148
Class 529-F-1	1,241	157	267	34	(1,042)	(129)	466	62
Class R-1	3,026	378	522	67	(2,228)	(273)	1,320	172
Class R-2	28,111	3,509	5,757	739	(22,947)	(2,839)	10,921	1,409
Class R-3	83,697	10,519	9,009	1,155	(63,592)	(8,087)	29,114	3,587
Class R-4	28,071	3,505	6,028	773	(24,316)	(3,006)	9,783	1,272
Class R-5	81,573	10,313	8,135	1,044	(27,564)	(3,408)	62,144	7,949
Total net increase
(decrease)	$2,540,355	319,876	$455,774	58,425	$(2,060,507)	(255,133)	$935,622	123,168

Year ended September 30, 2008
Class A	$1,832,026	159,405	$607,542	53,246	$(2,022,226)	(176,467)	$417,342	36,184
Class B	58,432	5,104	37,258	3,262	(158,870)	(13,890)	(63,180)	(5,524)
Class C	246,125	21,376	55,146	4,833	(250,750)	(21,944)	50,521	4,265
Class F-1	734,169	63,613	80,516	7,080	(507,861)	(44,805)	306,824	25,888
Class F-2†	15,292	1,418	62	6	(708)	(68)	14,646	1,356
Class 529-A	28,484	2,472	10,354	909	(16,441)	(1,438)	22,397	1,943
Class 529-B	2,433	211	1,488	130	(2,201)	(193)	1,720	148
Class 529-C	13,564	1,179	3,879	340	(9,536)	(836)	7,907	683
Class 529-E	1,899	165	565	50	(1,241)	(110)	1,223	105
Class 529-F-1	1,651	143	479	42	(944)	(81)	1,186	104
Class R-1	5,262	459	908	80	(4,723)	(410)	1,447	129
Class R-2	52,030	4,528	10,105	886	(44,002)	(3,829)	18,133	1,585
Class R-3	103,670	8,970	15,333	1,345	(78,446)	(6,830)	40,557	3,485
Class R-4	71,390	6,189	10,447	917	(47,098)	(4,125)	34,739	2,981
Class R-5	91,071	7,933	10,522	925	(69,473)	(6,009)	32,120	2,849
Total net increase
(decrease)	$3,257,498	283,165	$844,604	74,051	$(3,214,520)	(281,035)	$887,582	76,181

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

7. Forward currency contracts

As of March 31, 2009, the fund had open forward currency contracts to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at March 31, 2009

				Unrealized
	Receive	Deliver	Amount	depreciation

Sales:

Euros expiring 4/3 to 4/23/2009	$23,944	€18,115	$24,034	$(90)

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,467,954,000 and $1,201,928,000, respectively, during the six months ended March 31, 2009.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 3/31/2009(5)	$10.01	$.44	$(2.17)	$(1.73)	$(.47)	$-	$(.47)	$7.81	(17.16)%	$6,920	.85	%(6)	.83	%(6)	10.98	%(6)
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.87)	8,074	.70		.67		8.14
	Year ended 9/30/2007	12.30	.93	.04	.97	(.92)	-	(.92)	12.35	7.99	9,516	.69		.66		7.35
	Year ended 9/30/2006	12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.26	8,285	.69		.65		7.52
	Year ended 9/30/2005	12.26	.89	.01	.90	(.89)	-	(.89)	12.27	7.54	7,448	.68		.65		7.17
	Year ended 9/30/2004	11.88	.87	.35	1.22	(.84)	-	(.84)	12.26	10.57	6,920	.67		.67		7.19

Class B:	Six months ended 3/31/2009(5)	10.01	.41	(2.17)	(1.76)	(.44)	-	(.44)	7.81	(17.47)	420	1.60	(6)	1.58	(6)	10.25	(6)
	Year ended 9/30/2008	12.35	.85	(2.32)	(1.47)	(.85)	(.02)	(.87)	10.01	(12.55)	557	1.47		1.44		7.37
	Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.19	756	1.44		1.41		6.62
	Year ended 9/30/2006	12.27	.83	.05	.88	(.85)	-	(.85)	12.30	7.44	760	1.46		1.42		6.76
	Year ended 9/30/2005	12.26	.80	.01	.81	(.80)	-	(.80)	12.27	6.72	771	1.45		1.43		6.39
	Year ended 9/30/2004	11.88	.78	.35	1.13	(.75)	-	(.75)	12.26	9.71	794	1.46		1.46		6.40

Class C:	Six months ended 3/31/2009(5)	10.01	.41	(2.17)	(1.76)	(.44)	-	(.44)	7.81	(17.47)	748	1.61	(6)	1.59	(6)	10.21	(6)
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.59)	890	1.52		1.48		7.32
	Year ended 9/30/2007	12.30	.83	.04	.87	(.82)	-	(.82)	12.35	7.14	1,045	1.48		1.45		6.55
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.39	871	1.50		1.46		6.71
	Year ended 9/30/2005	12.26	.79	.01	.80	(.79)	-	(.79)	12.27	6.65	804	1.51		1.49		6.32
	Year ended 9/30/2004	11.88	.77	.35	1.12	(.74)	-	(.74)	12.26	9.62	812	1.54		1.54		6.31

Class F-1:	Six months ended 3/31/2009(5)	10.01	.44	(2.17)	(1.73)	(.47)	-	(.47)	7.81	(17.15)	1,000	.85	(6)	.83	(6)	10.95	(6)
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.90)	1,204	.74		.70		8.09
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.98	1,166	.70		.67		7.32
	Year ended 9/30/2006	12.27	.92	.05	.97	(.94)	-	(.94)	12.30	8.23	846	.71		.68		7.47
	Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.45	637	.76		.74		7.07
	Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.44	578	.79		.78		7.05

Class F-2:	Six months ended 3/31/2009(5)	10.01	.42	(2.14)	(1.72)	(.48)	-	(.48)	7.81	(17.04)	115	.57	(6)	.55	(6)	11.00	(6)
	Period from 8/4/2008 to 9/30/2008	11.01	.14	(1.00)	(.86)	(.14)	-	(.14)	10.01	(7.84)	13	.08		.07		1.34

Class 529-A:	Six months ended 3/31/2009(5)	10.01	.44	(2.17)	(1.73)	(.47)	-	(.47)	7.81	(17.17)	110	.88	(6)	.86	(6)	10.95	(6)
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.91)	120	.74		.71		8.11
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.92	124	.76		.72		7.30
	Year ended 9/30/2006	12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.21	92	.74		.70		7.47
	Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.44	66	.77		.75		7.09
	Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.48	48	.76		.76		7.12

Class 529-B:	Six months ended 3/31/2009(5)	10.01	.41	(2.17)	(1.76)	(.44)	-	(.44)	7.81	(17.51)	15	1.69	(6)	1.67	(6)	10.15	(6)
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	18	1.58		1.55		7.26
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.06	21	1.56		1.53		6.50
	Year ended 9/30/2006	12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.30	18	1.58		1.55		6.63
	Year ended 9/30/2005	12.26	.77	.01	.78	(.77)	-	(.77)	12.27	6.52	15	1.64		1.61		6.22
	Year ended 9/30/2004	11.88	.75	.35	1.10	(.72)	-	(.72)	12.26	9.47	12	1.67		1.67		6.20

Class 529-C:	Six months ended 3/31/2009(5)	10.01	.41	(2.17)	(1.76)	(.44)	-	(.44)	7.81	(17.50)	43	1.68	(6)	1.66	(6)	10.16	(6)
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.64)	49	1.57		1.54		7.27
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.07	52	1.55		1.52		6.50
	Year ended 9/30/2006	12.27	.81	.05	.86	(.83)	-	(.83)	12.30	7.31	40	1.57		1.54		6.64
	Year ended 9/30/2005	12.26	.77	.01	.78	(.77)	-	(.77)	12.27	6.53	32	1.63		1.60		6.23
	Year ended 9/30/2004	11.88	.75	.35	1.10	(.72)	-	(.72)	12.26	9.49	25	1.66		1.66		6.21

Class 529-E:	Six months ended 3/31/2009(5)	10.01	.43	(2.17)	(1.74)	(.46)	-	(.46)	7.81	(17.29)	6	1.16	(6)	1.14	(6)	10.67	(6)
	Year ended 9/30/2008	12.35	.90	(2.32)	(1.42)	(.90)	(.02)	(.92)	10.01	(12.18)	7	1.06		1.02		7.79
	Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.62	7	1.04		1.01		7.01
	Year ended 9/30/2006	12.27	.88	.05	.93	(.90)	-	(.90)	12.30	7.88	5	1.05		1.01		7.17
	Year ended 9/30/2005	12.26	.84	.01	.85	(.84)	-	(.84)	12.27	7.09	4	1.10		1.07		6.77
	Year ended 9/30/2004	11.88	.82	.35	1.17	(.79)	-	(.79)	12.26	10.06	3	1.13		1.13		6.75

Class 529-F-1:	Six months ended 3/31/2009(5)	$10.01	$.45	$(2.17)	$(1.72)	$(.48)	$-	$(.48)	$7.81	(17.08)%	$5	.67	%(6)	.65	%(6)	11.16	%(6)
	Year ended 9/30/2008	12.35	.95	(2.32)	(1.37)	(.95)	(.02)	(.97)	10.01	(11.74)	6	.56		.52		8.29
	Year ended 9/30/2007	12.30	.94	.04	.98	(.93)	-	(.93)	12.35	8.15	6	.54		.51		7.51
	Year ended 9/30/2006	12.27	.94	.05	.99	(.96)	-	(.96)	12.30	8.41	4	.55		.52		7.66
	Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.45	3	.75		.72		7.13
	Year ended 9/30/2004	11.88	.85	.35	1.20	(.82)	-	(.82)	12.26	10.34	2	.88		.88		6.99

Class R-1:	Six months ended 3/31/2009(5)	10.01	.41	(2.17)	(1.76)	(.44)	-	(.44)	7.81	(17.51)	11	1.68	(6)	1.67	(6)	10.13	(6)
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.62)	12	1.55		1.52		7.29
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.08	13	1.57		1.52		6.50
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.35	8	1.59		1.50		6.68
	Year ended 9/30/2005	12.26	.78	.01	.79	(.78)	-	(.78)	12.27	6.61	6	1.61		1.52		6.35
	Year ended 9/30/2004	11.88	.76	.35	1.11	(.73)	-	(.73)	12.26	9.59	3	1.68		1.56		6.32

Class R-2:	Six months ended 3/31/2009(5)	10.01	.41	(2.17)	(1.76)	(.44)	-	(.44)	7.81	(17.47)	110	1.89	(6)	1.57	(6)	10.25	(6)
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)	(.84)	(.02)	(.86)	10.01	(12.58)	128	1.70		1.48		7.34
	Year ended 9/30/2007	12.30	.82	.04	.86	(.81)	-	(.81)	12.35	7.13	138	1.69		1.47		6.56
	Year ended 9/30/2006	12.27	.82	.05	.87	(.84)	-	(.84)	12.30	7.37	106	1.90		1.48		6.70
	Year ended 9/30/2005	12.26	.79	.01	.80	(.79)	-	(.79)	12.27	6.64	74	1.94		1.49		6.36
	Year ended 9/30/2004	11.88	.77	.35	1.12	(.74)	-	(.74)	12.26	9.63	44	2.10		1.53		6.36

Class R-3:	Six months ended 3/31/2009(5)	10.01	.43	(2.17)	(1.74)	(.46)	-	(.46)	7.81	(17.29)	173	1.17	(6)	1.15	(6)	10.65	(6)
	Year ended 9/30/2008	12.35	.89	(2.32)	(1.43)	(.89)	(.02)	(.91)	10.01	(12.20)	185	1.07		1.04		7.77
	Year ended 9/30/2007	12.30	.88	.04	.92	(.87)	-	(.87)	12.35	7.58	186	1.07		1.04		6.98
	Year ended 9/30/2006	12.27	.87	.05	.92	(.89)	-	(.89)	12.30	7.84	134	1.08		1.05		7.13
	Year ended 9/30/2005	12.26	.84	.01	.85	(.84)	-	(.84)	12.27	7.06	97	1.13		1.10		6.74
	Year ended 9/30/2004	11.88	.82	.35	1.17	(.79)	-	(.79)	12.26	10.05	58	1.15		1.14		6.76

Class R-4:	Six months ended 3/31/2009(5)	10.01	.44	(2.17)	(1.73)	(.47)	-	(.47)	7.81	(17.15)	108	.84	(6)	.82	(6)	10.99	(6)
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)	(.93)	(.02)	(.95)	10.01	(11.93)	125	.77		.73		8.08
	Year ended 9/30/2007	12.30	.92	.04	.96	(.91)	-	(.91)	12.35	7.93	118	.75		.72		7.30
	Year ended 9/30/2006	12.27	.91	.05	.96	(.93)	-	(.93)	12.30	8.19	73	.75		.72		7.46
	Year ended 9/30/2005	12.26	.88	.01	.89	(.88)	-	(.88)	12.27	7.46	42	.75		.72		7.14
	Year ended 9/30/2004	11.88	.86	.35	1.21	(.83)	-	(.83)	12.26	10.45	24	.79		.78		7.11

Class R-5:	Six months ended 3/31/2009(5)	10.01	.45	(2.17)	(1.72)	(.48)	-	(.48)	7.81	(17.03)	171	.53	(6)	.52	(6)	11.25	(6)
	Year ended 9/30/2008	12.35	.96	(2.32)	(1.36)	(.96)	(.02)	(.98)	10.01	(11.65)	140	.45		.42		8.40
	Year ended 9/30/2007	12.30	.96	.04	1.00	(.95)	-	(.95)	12.35	8.26	137	.44		.41		7.61
	Year ended 9/30/2006	12.27	.95	.05	1.00	(.97)	-	(.97)	12.30	8.51	84	.46		.42		7.75
	Year ended 9/30/2005	12.26	.92	.01	.93	(.92)	-	(.92)	12.27	7.78	63	.46		.43		7.37
	Year ended 9/30/2004	11.88	.90	.35	1.25	(.87)	-	(.87)	12.26	10.80	74	.47		.47		7.39

	Six months ended
	March 31,	Year ended September 30
	2009(5)	2008	2007	2006	2005	2004
Portfolio turnover rate for all classes of shares	15%	35%	42%	41%	39%	39%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008, through March 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2008	Ending account value 3/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$828.43	$3.78	.83%
Class A -- assumed 5% return	1,000.00	1,020.79	4.18	.83
Class B -- actual return	1,000.00	825.30	7.19	1.58
Class B -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class C -- actual return	1,000.00	825.25	7.24	1.59
Class C -- assumed 5% return	1,000.00	1,017.00	8.00	1.59
Class F-1 -- actual return	1,000.00	828.45	3.78	.83
Class F-1 -- assumed 5% return	1,000.00	1,020.79	4.18	.83
Class F-2 -- actual return	1,000.00	829.56	2.51	.55
Class F-2 -- assumed 5% return	1,000.00	1,022.19	2.77	.55
Class 529-A -- actual return	1,000.00	828.29	3.92	.86
Class 529-A -- assumed 5% return	1,000.00	1,020.64	4.33	.86
Class 529-B -- actual return	1,000.00	824.94	7.60	1.67
Class 529-B -- assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class 529-C -- actual return	1,000.00	824.98	7.55	1.66
Class 529-C -- assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class 529-E -- actual return	1,000.00	827.14	5.19	1.14
Class 529-E -- assumed 5% return	1,000.00	1,019.25	5.74	1.14
Class 529-F-1 -- actual return	1,000.00	829.21	2.96	.65
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.69	3.28	.65
Class R-1 -- actual return	1,000.00	824.93	7.60	1.67
Class R-1 -- assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class R-2 -- actual return	1,000.00	825.34	7.14	1.57
Class R-2 -- assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class R-3 -- actual return	1,000.00	827.08	5.24	1.15
Class R-3 -- assumed 5% return	1,000.00	1,019.20	5.79	1.15
Class R-4 -- actual return	1,000.00	828.47	3.74	.82
Class R-4 -- assumed 5% return	1,000.00	1,020.84	4.13	.82
Class R-5 -- actual return	1,000.00	829.75	2.37	.52
Class R-5 -- assumed 5% return	1,000.00	1,022.34	2.62	.52

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices of the fund
and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered
public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2009, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
>American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market Fund SM
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-921-0509P

Litho in USA RCG/L/8076-S16785

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

March 31, 2009
 unaudited

Bonds, notes & other debt instruments — 76.48%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 70.79%
CONSUMER DISCRETIONARY — 16.40%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$62,980	$56,997
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	67
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	50,950	46,874
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	43,890	36,868
Charter Communications Operating, LLC, Term Loan B, 3.18% 2014[2,3,4]	44,586	36,356
Charter Communications Operating, LLC, Term Loan B, 7.25% 2014[2,3,4]	26,483	24,496
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	28,700	25,400
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	26,500	25,838
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	7,475	841
Univision Communications Inc. 7.85% 2011	53,771	34,682
Univision Communications, Inc., First Lien Term Loan B, 2.768% 2014[2,3,4]	78,170	40,990
Univision Communications Inc. 9.75% 2015[1,5]	149,175	15,663
NTL Cable PLC 8.75% 2014	43,400	41,230
NTL Cable PLC 8.75% 2014	€4,500	5,373
NTL Cable PLC 9.75% 2014	£3,000	3,868
NTL Cable PLC 9.125% 2016	$18,375	17,181
Michaels Stores, Inc., Term Loan B, 2.75% 2013[2,3,4]	28,846	16,054
Michaels Stores, Inc. 10.00% 2014	99,725	47,494
Michaels Stores, Inc. 0%/13.00% 2016[6]	3,355	654
Allison Transmission Holdings, Inc., Term Loan B, 3.29% 2014[2,3,4]	13,888	9,334
Allison Transmission Holdings, Inc. 11.00% 2015[1]	45,300	21,744
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	74,975	30,365
Dollar General Corp., Term Loan B2, 3.268% 2014[2,3,4]	5,000	4,320
Dollar General Corp. 10.625% 2015	24,250	24,311
Dollar General Corp. 11.875% 2017[2,5]	31,000	30,613
TL Acquisitions, Inc., Term Loan B, 3.02% 2014[2,3,4]	38,600	26,393
Thomson Learning 10.50% 2015[1]	56,890	29,441
MGM MIRAGE 6.00% 2009	17,125	9,333
MGM MIRAGE 8.50% 2010	3,100	1,286
Mandalay Resort Group 6.375% 2011	1,500	532
MGM MIRAGE 6.75% 2012	1,700	603
MGM MIRAGE 6.75% 2013	16,855	5,984
MGM MIRAGE 13.00% 2013[1]	24,650	18,487
MGM MIRAGE 5.875% 2014	25,425	9,026
MGM MIRAGE 6.625% 2015	7,975	2,871
MGM MIRAGE 7.50% 2016	4,000	1,420
Boyd Gaming Corp. 7.75% 2012	27,925	22,619
Boyd Gaming Corp. 6.75% 2014[7]	28,575	17,431
Boyd Gaming Corp. 7.125% 2016[7]	10,400	6,032
Quebecor Media Inc. 7.75% 2016	33,400	25,551
Quebecor Media Inc. 7.75% 2016	22,370	17,113
Mohegan Tribal Gaming Authority 6.375% 2009	36,500	30,113
Mohegan Tribal Gaming Authority 8.00% 2012	13,200	3,960
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	533
Mohegan Tribal Gaming Authority 7.125% 2014	22,100	6,298
Mohegan Tribal Gaming Authority 6.875% 2015	3,775	963
Cinemark USA, Inc., Term Loan B, 2.31% 2013[2,3,4]	5,606	5,167
Cinemark, Inc. 9.75% 2014	37,025	35,081
Cablevision Systems Corp., Series B, 8.00% 2012	350	342
CSC Holdings, Inc. 8.50% 2014[1]	23,825	23,587
CSC Holdings, Inc. 8.625% 2019[1]	16,700	16,199
AMC Entertainment Inc., Series B, 8.625% 2012	24,450	24,144
AMC Entertainment Inc. 8.00% 2014	8,175	6,744
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	9,150
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	32,850	31,290
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	4,292	3,777
Kabel Deutschland GmbH 10.625% 2014	34,275	34,789
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,006
J.C. Penney Co., Inc. 9.00% 2012	2,980	2,846
J.C. Penney Corp., Inc. 5.75% 2018	20,000	14,087
Hanesbrands Inc., Series B, 5.698% 2014[2]	45,550	30,519
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	37,925	28,823
Toys “R” Us, Inc. 7.625% 2011	34,855	14,160
Toys “R” Us-Delaware, Inc., Term Loan B, 4.795% 2012[2,3,4]	24,012	13,771
Time Warner Cable Inc. 7.50% 2014	4,700	4,797
Time Warner Cable Inc. 8.25% 2019	17,510	18,024
Time Warner Cable Inc. 8.75% 2019	2,300	2,446
American Media Operation 9.00% 2013[1,5,8]	3,178	1,668
American Media Operation 14.00% 2013[1,8]	43,374	22,772
iesy Repository GmbH 10.125% 2015	€4,750	5,924
iesy Repository GmbH 10.375% 2015[1]	$20,475	18,428
Gaylord Entertainment Co. 8.00% 2013	21,700	14,430
Gaylord Entertainment Co. 6.75% 2014	8,650	5,363
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012[7]	28,180	19,047
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	19,040
Ford Capital BV 9.50% 2010	4,000	2,200
Ford Motor Co. 9.50% 2011	1,000	460
FCE Bank PLC 7.125% 2013	€14,050	12,675
Ford Motor Co. 6.50% 2018	$7,075	2,087
Ford Motor Co. 8.875% 2022	1,625	496
Ford Motor Co. 7.45% 2031	2,500	806
Seneca Gaming Corp., Series B, 7.25% 2012	19,825	12,762
Seneca Gaming Corp. 7.25% 2012	8,440	5,433
Pinnacle Entertainment, Inc. 7.50% 2015	28,100	17,562
General Motors Corp. 7.20% 2011	30,355	5,009
General Motors Corp., Term Loan B, 5.165% 2013[2,3,4]	12,099	5,112
General Motors Corp. 7.125% 2013	16,055	2,368
General Motors Corp. 8.80% 2021	30,520	4,120
Education Management LLC and Education Management Finance Corp. 8.75% 2014	14,495	13,770
Warner Music Group 7.375% 2014	19,360	13,407
Regal Cinemas Corp., Series B, 9.375% 2012[7]	13,300	13,030
Cox Communications, Inc. 9.375% 2019[1]	4,000	4,292
Cox Communications, Inc. 8.375% 2039[1]	9,125	8,584
Federated Retail Holdings, Inc. 5.90% 2016	18,500	11,752
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	2,736
Royal Caribbean Cruises Ltd. 8.75% 2011	12,075	8,875
Meritage Corp. 7.00% 2014	8,575	5,531
Meritage Homes Corp. 6.25% 2015	2,675	1,645
Meritage Corp. 7.731% 2017[1,7]	9,000	4,371
Edcon (Proprietary) Ltd. 4.90% 2014[2]	€22,425	11,305
Standard Pacific Corp. 5.125% 2009	$3,750	3,764
Standard Pacific Corp. 6.875% 2011	905	634
Standard Pacific Corp. 7.75% 2013	3,920	2,136
Standard Pacific Corp. 6.25% 2014	5,685	2,700
Standard Pacific Corp. 7.00% 2015	2,715	1,317
KB Home 5.875% 2015	4,185	3,262
KB Home 6.25% 2015	9,285	7,242
Vidéotron Ltée 6.875% 2014	6,780	6,441
Vidéotron Ltée 6.375% 2015	3,720	3,390
Seminole Tribe of Florida 7.804% 2020[1,3]	10,050	9,438
LBI Media, Inc. 8.50% 2017[1]	30,380	8,355
Sealy Mattress Co. 8.25% 2014	21,915	8,163
Gray Television Inc., Series D, 15.00% (undated)[7,9]	64,500	7,939
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	8,375	7,579
Fox Acquisition LLC, Term Loan B, 7.25% 2015[2,3,4]	1,791	923
Fox Acquisition LLC 13.375% 2016[1]	26,095	6,459
Liberty Media Corp. 8.25% 2030	12,675	6,950
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	2,752
Tenneco Automotive Inc. 8.625% 2014	16,020	3,044
Tenneco Inc. 8.125% 2015	5,000	1,025
Beazer Homes USA, Inc. 8.625% 2011	9,600	3,120
Beazer Homes USA, Inc. 8.125% 2016	16,725	3,680
Bon-Ton Department Stores, Inc. 10.25% 2014	37,200	6,510
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	6,031	6,129
Local T.V. Finance LLC, Term Loan B, 2.52% 2013[2,3,4]	8,915	3,403
Local T.V. Finance LLC 9.25% 2015[1,5]	25,560	2,684
Dillard Department Stores, Inc. 9.125% 2011	8,230	5,802
William Lyon Homes, Inc. 7.625% 2012	14,050	2,459
William Lyon Homes, Inc. 7.50% 2014	17,110	2,994
Newell Rubbermaid Inc. 10.60% 2019	5,300	5,358
Claire’s Stores, Inc., Term Loan B, 3.268% 2014[2,3,4]	12,472	5,133
Radio One, Inc. 6.375% 2013	20,260	4,457
Viacom Inc. 5.75% 2011	4,500	4,386
Neiman Marcus Group, Inc. 9.75% 2015[5]	13,330	4,349
Staples, Inc. 9.75% 2014	3,325	3,484
News America Inc. 6.75% 2038	2,990	3,027
Cooper-Standard Automotive Inc. 7.00% 2012	18,025	2,253
Cooper-Standard Automotive Inc. 8.375% 2014	9,275	696
Goodyear Tire & Rubber Co. 6.318% 2009[2]	3,000	2,880
Burlington Coat Factory Warehouse Corp. 11.125% 2014	8,025	2,528
Comcast Corp. 5.50% 2011	660	670
Comcast Cable Communications, Inc. 6.75% 2011	1,685	1,744
R.H. Donnelley Corp., Series A-1, 6.875% 2013	2,425	146
Dex Media, Inc., Series B, 8.00% 2013	2,125	276
Dex Media, Inc., Series B, 9.00% 2013	9,000	1,170
R.H. Donnelley Corp., Series A-3, 8.875% 2016	12,750	797
K. Hovnanian Enterprises, Inc. 6.00% 2010	2,500	2,150
TRW Automotive Inc. 7.00% 2014[1]	4,650	1,976
WDAC Intermediate Corp. 8.375% 2014[1]	9,870	1,283
WDAC Intermediate Corp. 8.50% 2014	€1,750	476
Delphi Automotive Systems Corp. 6.50% 2009[10]	$34,600	692
Delphi Corp. 6.50% 2013[10]	17,190	430
Delphi Automotive Systems Corp. 6.55% 2006[10]	12,730	255
Delphi Automotive Systems Corp. 7.125% 2029[10]	14,300	286
Delphi Trust I 8.25% 2033[10]	4,470	—
Technical Olympic USA, Inc. 9.00% 2010[10]	22,486	562
Technical Olympic USA, Inc. 9.00% 2010[10]	7,325	183
Technical Olympic USA, Inc. 9.25% 2011[1,10]	36,325	908
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 5.19% 2012[2,3,4]	1,599	1,287
Wyndham Worldwide Corp. 6.00% 2016	2,415	1,232
Marks and Spencer Group PLC 7.125% 2037[1]	1,480	867
Visteon Corp. 8.25% 2010	3,772	207
Visteon Corp. 12.25% 2016[1]	9,737	536
Idearc Inc. 8.00% 2016	13,600	425
KAC Acquisition Corp. 8.00% 2026[1,5,7]	219	219
Young Broadcasting Inc. 10.00% 2011[10]	58,845	6
Young Broadcasting Inc. 8.75% 2014[10]	4,040	—
		1,633,039

TELECOMMUNICATION SERVICES — 11.46%
Qwest Capital Funding, Inc. 7.00% 2009	3,000	3,008
Qwest Capital Funding, Inc. 7.90% 2010	23,185	22,721
Qwest Capital Funding, Inc. 7.25% 2011	88,150	84,624
Qwest Communications International Inc. 7.25% 2011	43,725	42,413
Qwest Corp. 8.875% 2012	3,600	3,573
Qwest Capital Funding, Inc. 7.625% 2021	1,325	947
Windstream Corp. 8.125% 2013	89,875	88,976
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	30,532
Windstream Corp. 8.625% 2016	15,300	15,109
Windstream Corp. 7.00% 2019	2,500	2,213
Centennial Communications Corp. 7.185% 2013[2]	49,250	49,496
Centennial Communications Corp. 10.00% 2013	14,750	15,746
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	37,505	39,005
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	24,175	25,021
Sprint Capital Corp. 6.375% 2009	2,980	2,980
Sprint Nextel Corp. 1.632% 2010[2]	5,120	4,740
Nextel Communications, Inc., Series E, 6.875% 2013	15,513	8,920
Nextel Communications, Inc., Series F, 5.95% 2014	113,790	63,722
Nextel Communications, Inc., Series D, 7.375% 2015	74,753	39,993
MetroPCS Wireless, Inc., Term Loan B, 3.438% 2013[2,3,4]	15,651	14,292
MetroPCS Wireless, Inc. 9.25% 2014	65,275	63,643
MetroPCS Wireless, Inc. 9.25% 2014[1]	30,200	29,294
American Tower Corp. 7.125% 2012	56,060	56,621
American Tower Corp. 7.50% 2012	14,100	14,241
American Tower Corp. 7.00% 2017	34,825	34,477
Cricket Communications, Inc. 9.375% 2014	69,105	66,168
Digicel Group Ltd. 12.00% 2014[1]	36,725	34,662
Digicel Group Ltd. 8.875% 2015[1]	29,500	19,175
Digicel Group Ltd. 8.875% 2015	9,150	5,947
AT&T Inc. 6.70% 2013	2,500	2,673
AT&T Inc. 5.80% 2019	5,100	5,002
AT&T Inc. 6.40% 2038	10,000	8,924
AT&T Inc. 6.55% 2039	41,500	37,756
Crown Castle International Corp. 9.00% 2015	31,225	31,615
Intelsat Jackson Holding Co., Series B, 8.875% 2015[1]	10,750	10,132
Intelsat, Ltd. 8.875% 2015[1]	4,250	3,984
Intelsat Jackson Holding Co. 9.50% 2016[1]	11,350	10,726
Orascom Telecom 7.875% 2014[1]	32,780	21,143
Cincinnati Bell Inc. 7.25% 2013	21,800	20,928
NTELOS Inc., Term Loan B, 2.77% 2011[2,3,4]	20,644	19,341
Rogers Wireless Inc. 7.25% 2012	6,375	6,641
Rogers Wireless Inc. 7.50% 2015	12,025	12,478
Verizon Communications Inc. 5.55% 2014[1]	2,750	2,755
Verizon Communications Inc. 6.35% 2019	2,400	2,375
Verizon Communications Inc. 7.35% 2039	14,250	13,922
Millicom International Cellular SA 10.00% 2013	10,050	9,874
Telecom Italia Capital SA 7.721% 2038	10,000	8,339
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	7,900	7,426
Citizens Communications Co. 7.875% 2027	9,350	6,358
Hawaiian Telcom Communications, Inc. 8.765% 2013[2,10]	19,715	690
Hawaiian Telcom Communications, Inc. 9.75% 2013[10]	23,340	467
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 2014[2,3,4]	8,877	4,145
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[10]	8,725	87
Trilogy International Partners LLC, Term Loan B, 4.72% 2012[2,3,4]	10,475	4,452
América Móvil, SAB de CV 8.46% 2036	MXN65,000	3,587
Level 3 Financing, Inc. 9.25% 2014	$4,000	2,780
		1,140,859

INDUSTRIALS — 8.72%
Nielsen Finance LLC, Term Loan B, 2.533% 2013[2,3,4]	47,150	36,993
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	92,625	80,121
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[1]	10,750	9,836
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	117,250	49,245
Continental Airlines, Inc. 8.75% 2011	21,200	11,819
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	4,500
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	2,628	2,083
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	5,200	3,536
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	6,471	4,789
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	8,856	6,288
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	4,996	3,997
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	2,893	2,068
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	8,885	7,641
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	13,136	7,159
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	2,928	2,167
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,716	2,010
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	361	278
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	10,724	6,863
ARAMARK Corp., Term Loan B, 3.095% 2014[2,3,4]	15,587	13,649
ARAMARK Corp., Letter of Credit, 4.721% 2014[2,3,4]	990	867
ARAMARK Corp. 4.67% 2015[2]	16,220	12,449
ARAMARK Corp. 8.50% 2015	39,320	36,371
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,10]	17,433	18,479
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	2,965	2,876
United Air Lines, Inc., Term Loan B, 2.563% 2014[2,3,4]	74,153	35,826
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	254	247
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	215	209
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,7,10]	1,136	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	8,816	4,761
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,456
Allied Waste North America, Inc., Series B, 5.75% 2011	8,450	8,253
Allied Waste North America, Inc., Series B, 6.125% 2014	5,350	5,034
Allied Waste North America, Inc., Series B, 7.375% 2014	15,705	14,896
Allied Waste North America, Inc. 6.875% 2017	15,800	14,400
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	52,677	49,648
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	788	741
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	15,401
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	2,800
Northwest Airlines, Inc., Term Loan B, 4.72% 2013[2,3,4]	13,310	10,382
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[3]	2,500	2,175
Delta Air Lines, Inc., Second Lien Term Loan B, 3.758% 2014[2,3,4]	11,790	5,443
Northwest Airlines, Inc., Term Loan A, 2.97% 2018[2,3,4]	11,176	8,382
US Investigations Services, Inc., Term Loan B, 3.977% 2015[2,3,4]	10,594	8,634
US Investigations Services, Inc. 10.50% 2015[1]	34,825	26,728
US Investigations Services, Inc. 11.75% 2016[1]	12,875	9,270
AMR Corp., Series B, 10.45% 2011	1,850	856
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	12,336
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	6,213
AMR Corp. 9.00% 2012	16,155	8,320
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,300	1,048
AMR Corp. 9.00% 2016	1,475	627
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	19,893	9,549
AMR Corp. 9.88% 2020[7]	1,275	561
AMR Corp. 9.80% 2021[7]	2,555	1,124
AMR Corp. 10.00% 2021[7]	9,000	3,960
Ashtead Group PLC 8.625% 2015[1]	17,750	10,206
Ashtead Capital, Inc. 9.00% 2016[1]	44,430	25,547
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.518% 2014[2,3,4]	51,415	23,622
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 4.10% 2014[2,3,4]	2,998	1,377
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	4,975	1,294
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	48,710	5,723
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,880	504
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.27% 2014[2,3,4]	10,488	5,297
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.92% 2014[2,3,4]	10,313	5,208
DAE Aviation Holdings, Inc. 11.25% 2015[1]	66,070	14,535
TFM, SA de CV 9.375% 2012	17,775	16,264
Kansas City Southern Railway Co. 13.00% 2013	4,175	4,300
Kansas City Southern Railway Co. 8.00% 2015	3,400	2,830
B/E Aerospace 8.50% 2018	24,555	20,534
Navios Maritime Holdings Inc. 9.50% 2014	28,775	16,589
RBS Global, Inc. and Rexnord LLC 9.50% 2014	11,675	9,515
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	6,399
TransDigm Inc. 7.75% 2014	11,960	11,212
Iron Mountain Inc. 7.75% 2015	11,175	11,091
Atrium Companies, Inc., Term Loan B, 12.50% 2012[2,3,4,5]	40,448	7,820
Atrium Companies, Inc. 15.00% 2012[1,5]	41,895	1,466
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	8,593
Esterline Technologies Corp. 6.625% 2017	8,250	7,425
CEVA Group PLC 10.00% 2014[1]	9,675	3,749
CEVA Group PLC, Bridge Loan, 6.768% 2015[2,3,4,7]	26,763	3,479
NTK Holdings Inc. 0%/10.75% 2014[3,6]	53,460	3,475
THL Buildco, Inc. 8.50% 2014	34,620	3,635
RSC Holdings III, LLC, Second Lien Term Loan B, 4.93% 2013[2,3,4]	12,141	6,420
Esco Corp. 5.195% 2013[1,2]	950	603
Esco Corp. 8.625% 2013[1]	5,600	4,284
H&E Equipment Services, Inc. 8.375% 2016	7,375	4,683
Accuride Corp. 8.50% 2015	19,230	4,183
Sequa Corp., Term Loan B, 3.76% 2014[2,3,4]	6,877	3,805
Alion Science and Technology Corp. 10.25% 2015	10,350	2,588
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	5,150	2,549
Park-Ohio Industries, Inc. 8.375% 2014	6,225	2,397
FTI Consulting, Inc. 7.625% 2013	775	785
Quebecor World Inc. 8.75% 2016[1,10]	17,615	705
		868,055

HEALTH CARE — 8.65%
Tenet Healthcare Corp. 7.375% 2013	25,935	20,748
Tenet Healthcare Corp. 9.875% 2014	158,660	124,548
Tenet Healthcare Corp. 9.00% 2015[1]	1,245	1,208
Tenet Healthcare Corp. 9.25% 2015	45,485	35,251
Tenet Healthcare Corp. 10.00% 2018[1]	4,910	4,775
Tenet Healthcare Corp. 6.875% 2031	200	100
HealthSouth Corp., Term Loan B, 3.05% 2013[2,3,4]	12,764	11,303
HealthSouth Corp. 8.323% 2014[2]	57,305	49,569
HealthSouth Corp. 10.75% 2016	76,190	75,047
Elan Finance PLC and Elan Finance Corp. 5.234% 2011[2]	14,223	11,734
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	5,875	4,964
Elan Finance PLC and Elan Finance Corp. 5.386% 2013[2]	16,120	11,284
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	66,255	53,335
VWR Funding, Inc. 10.25% 2015[2,5]	117,360	80,392
HCA Inc., Term Loan B, 3.47% 2013[2,3,4]	66,173	56,274
HCA Inc. 9.125% 2014	6,345	5,980
HCA Inc. 9.25% 2016	7,700	7,026
HCA Inc. 10.375% 2016[5]	11,700	9,360
Boston Scientific Corp. 5.45% 2014	4,885	4,494
Boston Scientific Corp. 5.125% 2017	7,875	6,733
Boston Scientific Corp. 7.00% 2035	41,985	35,897
Bausch & Lomb Inc. 9.875% 2015[1]	53,025	42,420
Warner Chilcott Corp. 8.75% 2015	34,724	33,509
Mylan Inc., Term Loan B, 4.50% 2014[2,3,4]	34,498	32,161
Health Management Associates Inc., Term Loan B, 2.97% 2014[2,3,4]	32,971	26,830
Health Management Associates, Inc. 6.125% 2016	3,000	2,468
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	26,810
Surgical Care Affiliates, Inc. 9.625% 2015[1,5]	23,275	13,616
Surgical Care Affiliates, Inc. 10.00% 2017[1]	17,585	9,056
Roche Holdings Inc. 7.00% 2039[1]	19,600	20,681
PTS Acquisition Corp. 9.50% 2015[5]	73,750	18,069
Viant Holdings Inc. 10.125% 2017[1]	25,974	12,857
Symbion Inc. 11.75% 2015[5]	22,054	8,822
United Surgical Partners International Inc. 9.25% 2017[5]	4,000	2,780
Coventry Health Care, Inc. 6.125% 2015	1,575	1,035
CHS/Community Health Systems, Inc. 8.875% 2015	250	238
		861,374

FINANCIALS — 6.91%
Ford Motor Credit Co. 7.375% 2009	4,725	4,238
Ford Motor Credit Co. 8.625% 2010	2,405	1,916
Ford Motor Credit Co. 9.75% 2010[2]	31,000	25,510
Ford Motor Credit Co. 7.25% 2011	5,000	3,562
Ford Motor Credit Co. 7.375% 2011	6,775	5,122
Ford Motor Credit Co. 9.875% 2011	5,000	3,787
Ford Motor Credit Co. 4.01% 2012[2]	105,860	66,824
Ford Motor Credit Co. 7.80% 2012	5,500	3,730
Ford Motor Credit Co. 8.00% 2016	9,515	6,261
GMAC LLC 2.488% 2009[2]	1,300	1,237
General Motors Acceptance Corp. 5.625% 2009	33,000	31,236
General Motors Acceptance Corp. 7.25% 2011[1]	29,783	22,061
General Motors Acceptance Corp. 6.625% 2012[1]	1,899	1,275
General Motors Acceptance Corp. 6.875% 2012[1]	7,250	4,872
General Motors Acceptance Corp. 7.00% 2012[1]	12,062	8,336
General Motors Acceptance Corp. 7.50% 2013[1]	3,030	1,458
General Motors Acceptance Corp. 3.461% 2014[1,2]	9,210	4,617
General Motors Acceptance Corp. 6.75% 2014[1]	2,529	1,471
General Motors Acceptance Corp. 8.00% 2018[1]	3,269	950
CIT Group Inc. 1.394% 2009[2]	17,980	17,397
CIT Group Inc. 4.125% 2009	12,033	10,963
CIT Group Inc. 6.875% 2009	10,015	9,131
CIT Group Inc. 4.25% 2010	21,925	18,798
CIT Group Inc. 7.625% 2012	16,615	12,238
CIT Group Inc. 7.75% 2012	578	398
CIT Group Inc. 5.00% 2014	621	356
CIT Group Inc. 5.65% 2017	1,024	594
CIT Group Inc. 12.00% 2018[1]	1,574	915
Realogy Corp., Letter of Credit, 3.27% 2013[2,3,4]	10,380	6,063
Realogy Corp., Term Loan B, 3.518% 2013[2,3,4]	43,288	25,284
Realogy Corp. 10.50% 2014	124,260	35,414
Realogy Corp. 11.75% 2014[5]	5,532	940
Realogy Corp. 12.375% 2015	9,625	1,684
Countrywide Home Loans, Inc., Series M, 4.125% 2009	25,000	24,707
Countrywide Home Loans, Inc., Series K, 5.625% 2009	8,122	8,075
Countrywide Financial Corp., Series A, 4.50% 2010	4,591	4,245
Countrywide Financial Corp., Series B, 5.80% 2012	20,955	18,211
MBNA Capital A, Series A, 8.278% 2026	7,500	3,221
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	6,260	2,387
Liberty Mutual Group Inc., Series C, 10.75% 2088[1,2]	59,740	29,306
Citigroup Inc. 1.396% 2010[2]	4,000	3,595
Citigroup Funding Inc., Series D, 2.291% 2010[2]	5,280	4,741
Citigroup Capital XXI 8.30% 2077[2]	36,155	17,434
E*TRADE Financial Corp. 8.00% 2011	21,875	9,406
E*TRADE Financial Corp. 7.375% 2013	4,375	1,619
E*TRADE Financial Corp. 7.875% 2015	23,295	8,677
Lazard Group LLC 7.125% 2015	20,314	16,899
Lazard Group LLC 6.85% 2017	2,761	2,226
Rouse Co. 3.625% 2009[10]	12,415	3,600
Rouse Co. 7.20% 2012[10]	12,145	3,522
Rouse Co. 5.375% 2013	22,130	6,418
Rouse Co. 6.75% 2013[1]	17,950	5,206
SLM Corp., Series A, 5.375% 2013	9,000	4,942
SLM Corp., Series A, 1.459% 2014[2]	7,000	3,213
SLM Corp., Series A, 8.45% 2018	10,000	5,408
National City Preferred Capital Trust I 12.00% (undated)[2]	19,750	13,529
Simon Property Group, LP 5.25% 2016	430	321
Simon Property Group, LP 5.875% 2017	5,000	3,863
Simon Property Group, LP 6.125% 2018	2,500	1,968
Simon Property Group, LP 10.35% 2019	7,350	7,154
ProLogis 5.625% 2016	6,464	3,235
ProLogis 6.625% 2018	16,681	8,467
Hospitality Properties Trust 6.85% 2012	1,000	649
Hospitality Properties Trust 6.75% 2013	4,080	2,476
Hospitality Properties Trust 5.125% 2015	4,410	2,286
Hospitality Properties Trust 6.30% 2016	3,280	1,723
Hospitality Properties Trust 5.625% 2017	2,250	1,086
Hospitality Properties Trust 6.70% 2018	2,945	1,509
Sovereign Bancorp, Inc. 1.457% 2010[2]	10,475	9,590
Host Marriott, LP, Series M, 7.00% 2012	11,100	9,435
Zions Bancorporation 5.65% 2014	10,000	7,560
iStar Financial, Inc. 6.00% 2010	7,862	4,404
iStar Financial, Inc. 6.50% 2013	5,156	1,496
iStar Financial, Inc. 8.625% 2013	5,000	1,601
LaBranche & Co Inc. 11.00% 2012	7,750	7,023
TuranAlem Finance BV 7.75% 2013[1,7]	6,745	1,551
TuranAlem Finance BV 8.50% 2015	4,000	980
TuranAlem Finance BV 8.50% 2015[1]	2,280	559
TuranAlem Finance BV 8.25% 2037[1]	17,430	3,660
MetLife Capital Trust X 9.25% 2068[1,2]	12,000	6,730
International Lease Finance Corp., Series R, 6.375% 2013	7,900	4,369
International Lease Finance Corp., Series R, 5.65% 2014	4,000	2,086
HSBK (Europe) BV 7.75% 2013[1]	1,200	648
HSBK (Europe) BV 7.25% 2017[1]	11,640	5,645
HSBC Finance Corp. 5.70% 2011	6,250	5,308
JPMorgan Chase Bank NA 6.00% 2017	4,818	4,524
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[10]	5,000	663
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[10]	4,640	615
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[10]	360	48
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[10]	23,000	2,875
Westfield Group 5.40% 2012[1]	115	96
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[1]	1,200	929
Westfield Group 5.70% 2016[1]	145	108
Westfield Group 7.125% 2018[1]	3,540	2,770
Catlin Insurance Ltd. 7.249% (undated)[1,2]	14,250	3,867
Kazkommerts International BV 8.50% 2013[1]	3,500	1,715
Kazkommerts International BV 8.50% 2013	1,500	735
Kazkommerts International BV 7.875% 2014[1]	2,980	1,356
Korea Development Bank 8.00% 2014	3,500	3,607
Banco Mercantil del Norte, SA 6.135% 2016[1]	3,500	2,310
Banco Mercantil del Norte, SA 6.862% 2021[1,2]	2,000	1,064
Morgan Stanley 10.09% 2017	BRL10,800	2,969
HBOS PLC 6.75% 2018[1]	$3,300	2,550
Northern Rock PLC 5.60% (undated)[1,2]	900	173
Northern Rock PLC 6.594% (undated)[1,2]	11,400	2,195
UnumProvident Corp. 5.859% 2009	2,000	1,982
Schwab Capital Trust I 7.50% 2037[2]	2,000	1,263
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	1,155
Barclays Bank PLC 5.926% (undated)[1,2]	3,000	1,007
Capmark Financial Group Inc. 3.391% 2010[2]	1,555	422
		687,605

UTILITIES — 5.11%
Edison Mission Energy 7.50% 2013	53,970	42,906
Edison Mission Energy 7.75% 2016	15,125	11,571
Midwest Generation, LLC, Series B, 8.56% 2016[3]	48,812	45,273
Edison Mission Energy 7.00% 2017	26,020	19,125
Edison Mission Energy 7.20% 2019	46,450	32,515
Homer City Funding LLC 8.734% 2026[3]	9,144	7,452
Edison Mission Energy 7.625% 2027	44,280	26,789
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.033% 2014[2,3,4]	15,799	10,475
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	57,035	28,803
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	50,900	25,704
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[5]	35,000	13,475
Intergen Power 9.00% 2017[1]	74,950	68,204
AES Corp. 9.50% 2009	2,638	2,648
AES Corp. 9.375% 2010	5,508	5,453
AES Corp. 8.875% 2011	8,475	8,390
AES Corp. 8.75% 2013[1]	18,367	18,183
AES Gener SA 7.50% 2014	11,750	12,103
AES Corp. 7.75% 2015	2,000	1,755
AES Red Oak, LLC, Series A, 8.54% 2019[3]	7,104	6,500
AES Corp. 8.00% 2020[1]	5,375	4,381
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	4,375
NRG Energy, Inc. 7.25% 2014	21,350	20,122
NRG Energy, Inc. 7.375% 2016	33,700	31,425
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,197
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,037
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,693
Sierra Pacific Resources 8.625% 2014	11,075	10,494
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,348
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,504
Sierra Pacific Resources 6.75% 2017	2,000	1,597
ISA Capital do Brasil SA 7.875% 2012[1]	2,375	2,280
ISA Capital do Brasil SA 8.80% 2017[1]	10,800	9,720
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	9,325	10,813
Enersis SA 7.375% 2014	6,800	7,075
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	3,466	3,061
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	1,812
		508,258

INFORMATION TECHNOLOGY — 4.16%
First Data Corp., Term Loan B2, 3.272% 2014[2,3,4]	65,920	44,671
First Data Corp. 9.875% 2015[1]	49,591	29,259
NXP BV and NXP Funding LLC 3.844% 2013[2]	93,950	16,206
NXP BV and NXP Funding LLC 5.362% 2013[2]	€16,625	3,639
NXP BV and NXP Funding LLC 7.875% 2014	$118,115	28,052
NXP BV and NXP Funding LLC 8.625% 2015	€64,225	8,095
NXP BV and NXP Funding LLC 9.50% 2015	$157,190	17,684
Sanmina-SCI Corp. 4.07% 2010[1,2]	2,375	2,013
Sanmina-SCI Corp. 6.75% 2013	41,465	16,379
Sanmina-SCI Corp. 4.07% 2014[1,2]	24,605	13,656
Sanmina-SCI Corp. 8.125% 2016	73,832	26,210
Hughes Communications, Inc. 9.50% 2014	53,375	48,037
Freescale Semiconductor, Inc., Term Loan B, 2.247% 2013[2,3,4]	4,830	2,024
Freescale Semiconductor, Inc. 5.195% 2014[2]	3,000	465
Freescale Semiconductor, Inc. 8.875% 2014	11,808	2,539
Freescale Semiconductor, Inc., Term Loan B, 12.50% 2014[3,4]	72,048	38,636
Freescale Semiconductor, Inc. 10.125% 2016	9,738	1,802
SunGard Data Systems Inc. 9.125% 2013	43,675	38,216
Jabil Circuit, Inc. 5.875% 2010	4,250	4,080
Jabil Circuit, Inc. 8.25% 2018	22,415	16,811
Serena Software, Inc. 10.375% 2016	24,540	14,724
Ceridian Corp. 11.25% 2015	32,925	13,993
Celestica Inc. 7.875% 2011	10,525	10,314
Sensata Technologies BV, Term Loan B, 2.934% 2013[2,3,4]	5,596	2,420
Sensata Technologies BV 8.00% 2014[2]	20,325	6,199
Xerox Corp. 7.125% 2010	3,650	3,726
Xerox Corp. 7.625% 2013	5,000	4,466
Exodus Communications, Inc. 11.625% 2010[7,10]	3,761	—
		414,316

CONSUMER STAPLES — 3.69%
Stater Bros. Holdings Inc. 8.125% 2012	42,605	42,179
Stater Bros. Holdings Inc. 7.75% 2015	46,405	44,781
SUPERVALU INC., Term Loan B, 1.768% 2012[2,3,4]	9,200	8,206
SUPERVALU INC. 7.50% 2012	3,860	3,812
Albertson’s, Inc. 7.25% 2013	4,990	4,865
SUPERVALU INC. 7.50% 2014	1,000	981
Albertson’s, Inc. 8.00% 2031	33,900	27,883
Altria Group, Inc. 9.70% 2018	8,075	8,804
Altria Group, Inc. 9.25% 2019	11,000	11,781
Altria Group, Inc. 10.20% 2039	21,000	21,503
Constellation Brands, Inc. 8.375% 2014	6,775	6,843
Constellation Brands, Inc. 7.25% 2017	31,375	29,963
Duane Reade Inc. 5.82% 2010[2]	15,170	12,212
Duane Reade Inc. 9.75% 2011	32,910	18,923
Dole Food Co., Inc. 7.25% 2010	9,400	8,695
Dole Food Co., Inc. 8.875% 2011	18,550	15,907
Tyson Foods, Inc. 10.50% 2014[1]	23,125	23,703
Vitamin Shoppe Industries Inc. 8.738% 2012[2]	19,535	14,676
Elizabeth Arden, Inc. 7.75% 2014	14,273	10,205
Yankee Candle Co., Inc., Series B, 8.50% 2015	17,420	9,668
Cott Beverages Inc. 8.00% 2011	14,500	8,265
Rite Aid Corp. 8.625% 2015	24,500	5,635
Rite Aid Corp. 7.70% 2027	7,500	1,013
Rite Aid Corp. 6.875% 2028	11,177	1,509
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,000
Smithfield Foods, Inc., Series B, 7.75% 2013	2,300	1,553
Smithfield Foods, Inc. 7.75% 2017	7,850	4,906
JBS SA 10.50% 2016	10,295	6,820
H.J. Heinz Co. 15.59% 2011[1,2]	5,000	5,671
Pilgrim’s Pride Corp. 7.625% 2015[10]	5,800	3,755
Pilgrim’s Pride Corp. 8.375% 2017[10]	4,800	1,824
CVS Caremark Corp. 6.943% 2030[1,3]	254	194
		367,735

ENERGY — 3.25%
Williams Companies, Inc. 3.435% 2010[1,2]	28,000	26,228
Williams Companies, Inc. 6.375% 2010[1]	6,000	5,906
Williams Companies, Inc. 8.125% 2012	9,800	9,996
Williams Companies, Inc. 7.875% 2021	1,650	1,529
Transcontinental Gas Pipe Line Corp. 7.25% 2026	6,650	6,305
Williams Companies, Inc. 8.75% 2032	18,250	16,600
Petroplus Finance Ltd. 6.75% 2014[1]	26,450	19,705
Petroplus Finance Ltd. 7.00% 2017[1]	48,200	34,945
Enterprise Products Operating LP 7.034% 2068[2]	75,925	47,520
Drummond Co., Inc. 7.375% 2016[1]	52,730	34,538
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	11,375	10,755
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	21,975	18,705
Pemex Project Funding Master Trust 5.75% 2018	5,850	4,914
Petroleos Mexicanos 8.00% 2019[1]	15,000	14,719
Pemex Project Funding Master Trust 6.625% 2035	6,500	4,656
Forest Oil Corp. 8.50% 2014[1]	11,250	10,491
Forest Oil Corp. 7.25% 2019	13,750	10,931
Gaz Capital SA 6.51% 2022[1]	10,000	6,475
Gaz Capital SA 7.288% 2037[1]	11,800	7,670
TEPPCO Partners LP 7.00% 2067[2]	16,665	9,554
Enbridge Inc. 5.60% 2017	10,325	8,713
Enbridge Energy Partners, LP, Series B, 7.50% 2038	5,010	4,004
Enbridge Energy Partners, LP 8.05% 2077[2]	7,220	3,831
TransCanada PipeLines Ltd. 6.35% 2067[2]	7,530	4,298
		322,988

MATERIALS — 2.44%
Nalco Co. 7.75% 2011	$23,090	$22,859
Nalco Co. 7.75% 2011	€500	630
Nalco Co. 9.00% 2013	6,965	8,224
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	$8,825	7,987
International Paper Co. 7.95% 2018	32,130	24,525
International Paper Co. 8.70% 2038	5,000	3,331
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,000	2,943
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	4,650	4,458
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	10,870	10,178
Rockwood Specialties Group, Inc. 7.50% 2014	5,175	4,399
Rockwood Specialties Group, Inc. 7.625% 2014	€12,150	12,573
Georgia Gulf Corp. 7.125% 2013	$20,000	3,300
Georgia Gulf Corp. 9.50% 2014	77,340	13,341
Associated Materials Inc. 9.75% 2012	5,280	4,198
AMH Holdings, Inc. 11.25% 2014	29,195	8,904
Georgia-Pacific Corp. 8.125% 2011	9,000	8,989
Georgia-Pacific Corp., First Lien Term Loan B, 3.293% 2012[2,3,4]	3,535	3,142
Plastipak Holdings, Inc. 8.50% 2015[1]	15,515	10,938
Graphic Packaging International, Inc. 8.50% 2011	9,190	7,995
Graphic Packaging International, Inc. 9.50% 2013	2,425	1,746
FMG Finance Pty Ltd. 10.625% 2016[1]	10,100	8,534
Vale Overseas Ltd. 6.25% 2017	3,700	3,665
Vale Overseas Ltd. 6.875% 2036	4,000	3,474
Domtar Corp. 5.375% 2013	4,575	3,088
Domtar Corp. 7.125% 2015	5,640	3,807
AEP Industries Inc. 7.875% 2013	11,490	6,722
Metals USA Holdings Corp. 8.209% 2012[2,5]	19,306	4,634
Metals USA, Inc. 11.125% 2015	1,750	1,059
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[10]	17,610	2,289
Stone Container Corp. 8.375% 2012[10]	4,370	574
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[10]	12,550	1,537
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[10]	8,310	1,039
Allegheny Technologies, Inc. 8.375% 2011	5,000	4,870
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	11,225	4,658
Neenah Paper, Inc. 7.375% 2014	12,385	4,644
Airgas, Inc. 6.25% 2014	3,500	3,360
Airgas, Inc. 7.125% 2018[1]	650	627
Owens-Illinois, Inc. 7.50% 2010	2,000	2,030
Owens-Brockway Glass Container Inc. 8.25% 2013	1,400	1,414
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	458
Algoma Steel Inc., Term Loan B, 3.02% 2013[2,3,4,7]	$6,329	3,418
Smurfit Capital Funding PLC 7.50% 2025	4,310	2,457
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	6,850	2,402
NewPage Corp., Series B, 10.00% 2012	4,250	1,498
NewPage Corp., Series A, 12.00% 2013	2,720	585
MacDermid 9.50% 2017[1]	4,905	1,717
Exopack Holding Corp. 11.25% 2014	3,650	1,679
Norampac Inc. 6.75% 2013	3,500	1,575
Momentive Performance Materials Inc. 9.75% 2014	2,500	750
		243,224

Total corporate bonds, notes & loans		7,047,453

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.08%
Brazilian Treasury Bill 6.00% 2010[7,11]	BRL89,653	$38,931
Brazil (Federal Republic of) 10.00% 2017[7]	13,000	5,038
Brazil (Federal Republic of) Global 8.00% 2018[3]	$10,245	11,229
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	5,992
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,519
Brazil (Federal Republic of) Global 11.00% 2040	12,485	15,918
Brazilian Treasury Bill 6.00% 2045[7,11]	BRL17,803	6,788
Turkey (Republic of) 15.00% 2010	TRY16,262	10,011
Turkey (Republic of) 14.00% 2011	30,550	18,466
Turkey (Republic of) 16.00% 2012	16,000	9,876
Turkey (Republic of) 7.50% 2017	$3,500	3,465
Turkey (Republic of) 6.75% 2018	3,250	3,014
Colombia (Republic of) Global 11.75% 2010	COP3,295,000	1,338
Colombia (Republic of) Global 10.00% 2012	$1,500	1,721
Colombia (Republic of) Global 10.75% 2013	8,550	10,149
Colombia (Republic of) Global 8.25% 2014	4,000	4,460
Colombia (Republic of) Global 12.00% 2015	COP17,130,000	7,560
Colombia (Republic of) Global 11.75% 2020	$1,936	2,424
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	4,705
Colombia (Republic of) Global 10.375% 2033	$823	975
Colombia (Republic of) Global 7.375% 2037	4,139	3,715
Panama (Republic of) Global 7.125% 2026	585	556
Panama (Republic of) Global 8.875% 2027	6,500	6,988
Panama (Republic of) Global 6.70% 2036[3]	27,674	24,422
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	967
United Mexican States Government Global 6.375% 2013	$6,970	7,388
United Mexican States Government 5.00% 2016[7,11]	MXN62,658	4,872
United Mexican States Government, Series M20, 10.00% 2024	80,000	6,632
United Mexican States Government Global 6.75% 2034	$6,105	5,780
Russian Federation 12.75% 2028	2,000	2,650
Russian Federation 7.50% 2030[3]	22,910	21,650
Egypt (Arab Republic of) 9.10% 2010	EGP50,497	8,903
Egypt (Arab Republic of) 9.10% 2010	3,130	551
Egypt (Arab Republic of) 11.50% 2011	9,380	1,724
Egypt (Arab Republic of) 9.10% 2012	18,225	3,143
Egypt (Arab Republic of) 11.625% 2014	49,265	9,245
Venezuela (Republic of) 10.75% 2013	$6,000	4,365
Venezuela (Republic of) Global 8.50% 2014	1,250	775
Venezuela (Republic of) 7.65% 2025	8,455	3,826
Indonesia (Republic of) 6.875% 2017[1]	1,000	840
Indonesia (Republic of) 6.875% 2018[1]	3,725	3,017
Indonesia (Republic of) 6.625% 2037[1]	2,500	1,713
Dominican Republic 9.50% 2011[3]	2,813	2,630
Dominican Republic 9.50% 2011[1,3]	1,718	1,607
Argentina (Republic of) 5.83% 2033[3,5,7,11]	ARS 12,368	657
Argentina (Republic of) GDP-Linked 2035	128,645	1,367
Argentina (Republic of) GDP-Linked 2035	$12,377	344
Argentina (Republic of) 0.63% 2038[3,7,11]	ARS174,183	1,295
Uruguay (Republic of) 4.25% 2027[3,7,11]	UYU143,405	3,171
Peru (Republic of) 7.125% 2019	$2,945	3,014
Corporación Andina de Fomento 5.75% 2017	3,000	2,508
Thai Government 4.125% 2009	THB73,490	2,113
		307,007

MORTGAGE-BACKED OBLIGATIONS[3] — 2.21%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1]	$10,725	$8,419
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1]	38,760	29,845
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	30,490	25,612
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	12,250	10,045
American Home Mortgage Investment Trust, Series 2005-4, Class V-A, 5.35% 2045[2]	62,271	29,836
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	1,450	1,261
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	5,950	5,117
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	11,615	9,989
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	12,950	11,137
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 2-A-1, 6.00% 2035	26,638	13,882
Countrywide Alternative Loan Trust, Series 2006-29T1, Class 3-A-2, 0.772% 2036[2]	13,806	4,240
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.872% 2037[2]	7,806	2,972
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	3,567	2,021
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1]	4,000	3,660
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	20,405	18,670
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-5, 1.432% 2036[2]	48,987	16,040
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.334% 2037[2]	27,658	15,111
Wells Fargo Mortgage-backed Securities Trust, Series 2007-11, Class A-96, 6.00% 2037	9,110	6,028
Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 2-A-1, 6.50% 2037	8,925	5,969
		219,854

U.S. TREASURY BONDS & NOTES — 0.28%
U.S. Treasury 6.00% 2026	21,000	27,694

ASSET-BACKED OBLIGATIONS[3] — 0.12%
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 2, 0.736% 2014[2]	10,158	5,708
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[1]	5,484	4,363
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.696% 2037[2]	4,320	1,615
		11,686

Total bonds, notes & other debt instruments (cost: $11,261,109,000)		7,613,694

	Shares or
Convertible securities — 0.95%	principal amount

INFORMATION TECHNOLOGY — 0.64%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$61,000,000	50,782
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$18,000,000	6,818
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$13,900,000	6,220
		63,820

HEALTH CARE — 0.15%
Schering-Plough Corp., 6.00% convertible preferred 2010	68,000	14,314

FINANCIALS — 0.11%
Citigroup Inc., Series J-1, 7.00% noncumulative convertible preferred[7,12]	150,000	4,963
Boston Properties, Inc. 2.875% convertible notes 2037	$4,000,000	3,135
Equity Residential 3.85% convertible notes 2026	$3,500,000	3,111
Fannie Mae, Series 2004-1, 5.375% convertible preferred	118	41
		11,250

INDUSTRIALS — 0.05%
UAL Corp. 4.50% convertible notes 2021	$14,500,000	4,791

Total convertible securities (cost: $113,426,000)		94,175

		Value
Preferred securities — 0.79%	Shares	(000)

FINANCIALS — 0.79%
Bank of America Corp., Series K, 8.00% noncumulative[2]	22,818,000	$9,148
BAC Capital Trust XIII 1.72%[2]	47,200,000	8,943
Bank of America Corp., Series M, 8.125% noncumulative[2]	17,190,000	7,071
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,125,000	21,445
JPMorgan Chase & Co., Series I, 7.90%[2]	23,448,000	15,099
Citigroup Inc., Series E, 8.40%[2]	7,520,000	4,259
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	17,900,000	3,983
General Motors Corp. 9.00%[1]	13,748	2,738
SMFG Preferred Capital USD 1 Ltd. 6.078%[1,2]	2,770,000	1,709
SMFG Preferred Capital USD 3 Ltd. 9.50%[1,2]	315,000	255
RBS Capital Trust IV 2.02% noncumulative trust[2]	4,000,000	1,403
ILFC E-Capital Trust II 6.25%[1,2]	8,000,000	1,284
Fannie Mae, Series O, 7.00%[1,2]	607,282	577
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2]	764,000	454
Freddie Mac, Series Z, 8.375%	320,000	174
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	2,406,000	24

Total preferred securities (cost: $189,495,000)		78,566

Common stocks — 0.94%

TELECOMMUNICATION SERVICES — 0.46%
AT&T Inc.	1,000,000	25,200
American Tower Corp., Class A12	538,967	16,401
Sprint Nextel Corp., Series 1[12]	777,508	2,775
Embarq Corp.	38,875	1,471
Cincinnati Bell Inc.[12]	70,740	163
XO Holdings, Inc.[12]	25,291	5
		46,015

INDUSTRIALS — 0.21%
Delta Air Lines, Inc.[12]	2,300,858	12,954
DigitalGlobe Inc.[7,9,12]	3,064,647	7,662
UAL Corp.[12]	22,911	102
		20,718

INFORMATION TECHNOLOGY — 0.09%
Micron Technology, Inc.[1,12]	678,656	2,756
Micron Technology, Inc.[12]	424,160	1,722
ZiLOG, Inc.[8,12]	1,140,500	2,680
Fairchild Semiconductor International, Inc.[12]	500,000	1,865
HSW International, Inc.[7,9,12]	257,091	30
		9,053

CONSUMER DISCRETIONARY — 0.08%
Ford Motor Co.[12]	1,877,140	4,937
Time Warner Cable Inc.	125,429	3,111
Adelphia Recovery Trust, Series Arahova[7,12]	1,773,964	160
Adelphia Recovery Trust, Series ACC-1[12]	16,413,965	107
Adelphia Recovery Trust, Series ACC-6B7,12	3,619,600	22
CBS Corp., Class B	31,612	121
Emmis Communications Corp., Class A12	201,000	78
Radio One, Inc., Class D, nonvoting[12]	44,000	20
Radio One, Inc., Class A12	22,000	12
Mobile Travel Guide, Inc.[7,9,12]	83,780	14
American Media Operations, Inc.[1,7,8,12]	823,270	8
		8,590

HEALTH CARE — 0.08%
UnitedHealth Group Inc.	375,000	7,848
Clarent Hospital Corp.[7,8,12]	576,849	29
		7,877

CONSUMER STAPLES — 0.02%
Winn-Dixie Stores, Inc.[12]	194,677	1,861

Total common stocks (cost: $214,501,000)		94,114

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[12]	50,587	—
XO Holdings, Inc., Series B, warrants, expire 2010[7,12]	37,939	—
XO Holdings, Inc., Series C, warrants, expire 2010[12]	37,939	—
GT Group Telecom Inc., warrants, expire 2010[1,7,12]	11,000	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,7,12]	21,012	—

Total warrants (cost: $571,000)		—

	Principal amount
Short-term securities — 18.58%	(000)

U.S. Treasury Bills 0.16%–1.09% due 4/9–9/10/2009	$394,400	394,198
Federal Home Loan Bank 0.19%–2.35% due 4/3–7/13/2009	321,550	321,437
Freddie Mac 0.19%–0.50% due 4/27–6/29/2009	226,200	226,064
Bank of America Corp., FDIC insured, 0.40% due 4/24/2009	75,000	74,974
Enterprise Funding Co. LLC 0.41%–0.45% due 4/14–4/21/2009[1]	70,196	70,165
Ranger Funding Co. LLC 0.40%–0.47% due 4/2–4/21/2009[1]	76,500	76,489
General Electric Capital Corp., FDIC insured, 0.40%–0.50% due 4/29–6/24/2009	93,800	93,749
General Electric Capital Corp. 0.08% due 4/1/2009	25,500	25,500
Hewlett-Packard Co. 0.25%–0.42% due 4/2–5/5/2009[1]	86,500	86,472
Fannie Mae 0.30%–0.43% due 4/15–7/1/2009	85,000	84,959
Procter & Gamble International Funding S.C.A. 0.35%–0.40% due 4/14–5/28/2009[1]	62,000	61,972
United Parcel Service Inc. 0.23%–0.32% due 6/1–6/12/2009[1]	53,100	53,073
Private Export Funding Corp. 0.47%–0.50% due 6/8–6/23/2009[1]	50,000	49,932
Coca-Cola Co. 0.35% due 5/6–5/7/2009[1]	44,100	44,078
NetJets Inc. 0.35% due 4/24/2009[1]	41,500	41,476
Park Avenue Receivables Co., LLC 0.40%–0.50% due 4/2–5/19/2009[1]	36,500	36,484
Ciesco LLC 0.40% due 4/14/2009[1]	35,000	34,986
Merck & Co. Inc. 0.35% due 6/26/2009	30,000	29,980
Wal-Mart Stores Inc. 0.25% due 6/16/2009[1]	23,400	23,386
Caterpillar Inc. 0.30% due 4/3/2009[1]	20,000	19,999

Total short-term securities (cost: $1,849,314,000)		1,849,373

Total investment securities (cost: $13,628,416,000)		9,729,922
Other assets less liabilities		225,412

Net assets		$9,955,334

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,959,897,000, which represented 19.69% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $683,080,000, which represented 6.86% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $155,802,000, which represented 1.57% of the net assets of the fund.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Gray Television Inc., Series D, 15.00% (undated)	6/26/2008–7/15/2008	$61,275	$7,939	.08%
DigitalGlobe Inc.	4/14/1999–7/31/2003	2,500	7,662	.08
HSW International, Inc.	12/17/2007	791	30	—
Mobil Travel Guide, Inc.	12/17/2007	21	14	—

Total restricted securities		$64,587	$15,645	.16%

[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government retail price index.
[12]	Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
£ = British pounds
MXN = Mexican pesos
THB = Thai baht
TRY = New Turkish liras
UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-921-0509O-S15791

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: June 8, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 8, 2009